Trade Accounts Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 6,175,819	$ 8,131,458
1 to 90 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	1,615,364	1,748,442
91 to 180 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	805,530	1,062,010
More than 180 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 1,608,244	$ 1,593,684